TAXES PAYABLE	12 Months Ended
Apr. 30, 2012
TAXES PAYABLE

NOTE 15. TAXES PAYABLE

Taxes payable consist of the following at April 30:

Description	April 30, 2012	April 30, 2011
VAT Payable	$5,397,254	$5,546,296
Income Tax Payable(1)	4,885,298	10,622,221
Other Taxes Payable(2)	3,353,736	2,666,759
Total Tax Payable	$13,636,288	$18,835,276

(1)      For China

(2)     Other Taxes Payables mainly include resources tax payable and business tax payable in China